Short Term Investments (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Debt Disclosure [Abstract]
Investment total	¥ 149.1	$ 23.1	¥ 173.6
Marketable securities and redeemed	150.9	23.4	151.1
Fair value gains	¥ 2.5	$ 0.4	¥ 12.3